CAPITALIZED SOFTWARE AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Capitalized Software and Intangible Assets, Net

Capitalized software and intangible assets, net consists of the following:

	December 31,
	2025	2024
Capitalized software	$3,692	$4,794
Domain name	16	16
	3,708	4,810
Less: accumulated amortization	(1,589)	(2,734)
Capitalized software and intangible assets, net	$2,119	$2,076

Schedule of Estimated Future Amortization Expense

The following table summarizes estimated future amortization expense of capitalized software, exclusive of software not yet placed in service, as of December 31, 2025:

Future
Amortization
Expense of
Capitalized
Year	Software
2026	954
2027	643
2028	129
$1,726